Income Tax - Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable [Abstract]
(Loss) profit before income tax	$ (808,484)	$ 443,407
Tax effect at the Hong Kong profits tax rate of 16.5%	(133,400)	73,162
Differential of local statutory tax rates	5,125
Tax effect of preferential tax rate		(25,784)
Tax effect of non-assessable income	(3)	(132)
Tax effect of non-deductible expenses	44,521
Total	$ (83,757)	$ 47,246
Effective income tax rate – Hong Kong	10.77%	10.66%